Earnings per share (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Dec. 18, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Earnings per share [line items]
Weighted average number of common stock - basic (in shares)		183,351,506	175,362,465	175,362,465
Weighted average number of common stock - diluted (in shares)		183,463,266	175,362,465	175,362,465
Net income		$ 185,439	$ 166,074	$ 155,244
Net income			$ 166,074	$ 155,244
Basic earnings per share (in usd per share)		$ 1.01	$ 0.95	$ 0.89
Diluted earnings per share (in usd per share)		$ 1.01	$ 0.95	$ 0.89
Ordinary Shares, Titan Atlantic
Earnings per share [line items]
Ordinary shares reorganization (in shares)	175,362,465
Ordinary Shares, Titan America
Earnings per share [line items]
Ordinary shares reorganization (in shares)	175,342,465
Issue of equity (in shares)	2,000
Reverse share split, shares converted (in shares)	10